Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000154799 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000154799 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154799 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000154799 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000154799 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000154799 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154799 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154799 | 464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154799 | 922042775 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154799 | 912797LF2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000133465 | 09260B614 | BlackRock High Yield Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000133465 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000133465 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000133465 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133465 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000133465 | 4812C0126 | JPMorgan High Yield Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000133465 | 05465G101 | Axonic Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000133465 | 119530855 | Buffalo High Yield Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133465 | 90214Q626 | Holbrook Structured Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226669 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000226669 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000226669 | 119530855 | Buffalo High Yield Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000226669 | 90214Q626 | Holbrook Structured Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000226669 | 46141Q584 | Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226669 | 72201M818 | PIMCO Emerging Markets Bond Fund, Class I-2
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226669 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.60%